Stock-Based Compensation (Narrative) (Details) (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for awards under the Long-Term Incentive Plan	119.6
Period of stock option life following date of grant, in years	10
Percentage of fair market value of Verizon common stock on the grant date	100.00%
Vesting period of stock options, in years	three
Share-based compensation	$ 0.5	$ 0.5	$ 0.5
Total intrinsic value of stock options outstanding	0.1
Cash received from the exercise of stock options	0.2
Restricted Stock Units And Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to the unvested portion of Verizon's RSUs and PSUs	0.4
Weighted-average period of unrecognized compensation expense related to the unvested portion of Verizon's RSUs and PSUs (in years)	2
Payments made to settle compensation classified as liability awards	0.7	0.7	0.9
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per unit	$ 36.38	$ 28.63
Value Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of stock option life following date of grant, in years	10
Payments made to settle compensation classified as liability awards	$ 0.1	$ 0.1	$ 0.2